LOANS AND ACCOUNT RECEIVABLE AT AMORTISED COST - under IFRS 9 (Details 3) $ in Millions	12 Months Ended
Dec. 31, 2018 CLP ($)
Disclosure of financial assets [line items]
Gross carrying amount, Ending balance	$ 30,213,414
Net changes of the exposure and modifications in the credit risk
Expected credit losses allowances, Ending balance	882,414
Consumer Loans [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	4,557,692
Assets before allowances increase (decrease) transfers to stage 2
Assets before allowances increase (decrease) transfers to stage 3
Assets before allowances increase (decrease) transfers to stage 3
Assets before allowances increase (decrease) transfers to stage 1
Assets before allowances increase (decrease) transfers to stage 2
Assets before allowances increase (decrease) transfers to stage 1
Net changes on financial assets	843,530
Writte-off	(115,933)
Foreign Exchange adjustments	(409,000)
Gross carrying amount, Ending balance	4,876,289
Expected credit losses allowances, Beginning balance	297,359
Expected credit losses allowances increase (decrease) transfers to stage 2	12,538
Expected credit losses allowances increase (decrease) transfers to stage 3	14,880
Expected credit losses allowances increase (decrease) transfers to stage 3	6,808
Expected credit losses allowances increase (decrease) transfers to stage 1	(3,570)
Expected credit losses allowances increase (decrease) transfers to stage 2	(6,164)
Expected credit losses allowances increase (decrease) transfers to stage 1	(12)
Net changes of the exposure and modifications in the credit risk	37,404
Writte-off	(64,506)
Foreign Exchange adjustments	(10,395)
Expected credit losses allowances, Ending balance	284,342
Stage 1 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Ending balance	26,913,508
Expected credit losses allowances, Ending balance	153,640
Stage 1 [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Ending balance	4,341,740
Expected credit losses allowances, Ending balance	70,904
Stage 1 [Member] | Collective [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	3,978,393
Assets before allowances increase (decrease) transfers to stage 2	(46,936)
Assets before allowances increase (decrease) transfers to stage 3	(33,161)
Assets before allowances increase (decrease) transfers to stage 3
Assets before allowances increase (decrease) transfers to stage 1	29,777
Assets before allowances increase (decrease) transfers to stage 2
Assets before allowances increase (decrease) transfers to stage 1	37
Net changes on financial assets	766,069
Writte-off
Foreign Exchange adjustments	(352,439)
Gross carrying amount, Ending balance	4,341,740
Expected credit losses allowances, Beginning balance	72,712
Expected credit losses allowances increase (decrease) transfers to stage 2	(2,117)
Expected credit losses allowances increase (decrease) transfers to stage 3	(1,431)
Expected credit losses allowances increase (decrease) transfers to stage 3
Expected credit losses allowances increase (decrease) transfers to stage 1	1,320
Expected credit losses allowances increase (decrease) transfers to stage 2
Expected credit losses allowances increase (decrease) transfers to stage 1	6
Net changes of the exposure and modifications in the credit risk	3,782
Writte-off
Foreign Exchange adjustments	(3,368)
Expected credit losses allowances, Ending balance	70,904
Stage 2 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Ending balance	1,796,790
Expected credit losses allowances, Ending balance	125,114
Stage 2 [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Ending balance	249,039
Expected credit losses allowances, Ending balance	54,372
Stage 2 [Member] | Collective [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	257,580
Assets before allowances increase (decrease) transfers to stage 2	46,936
Assets before allowances increase (decrease) transfers to stage 3	(19,327)
Assets before allowances increase (decrease) transfers to stage 1	(29,777)
Assets before allowances increase (decrease) transfers to stage 2	17,988
Assets before allowances increase (decrease) transfers to stage 1
Net changes on financial assets	1,063
Writte-off
Foreign Exchange adjustments	(25,424)
Gross carrying amount, Ending balance	249,039
Expected credit losses allowances, Beginning balance	54,557
Expected credit losses allowances increase (decrease) transfers to stage 2	14,655
Expected credit losses allowances increase (decrease) transfers to stage 3
Expected credit losses allowances increase (decrease) transfers to stage 3	(3,913)
Expected credit losses allowances increase (decrease) transfers to stage 1	(4,890)
Expected credit losses allowances increase (decrease) transfers to stage 2	2,943
Expected credit losses allowances increase (decrease) transfers to stage 1
Net changes of the exposure and modifications in the credit risk	(8,572)
Writte-off
Foreign Exchange adjustments	(408)
Expected credit losses allowances, Ending balance	54,372
Stage 3 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Ending balance	1,503,116
Expected credit losses allowances, Ending balance	603,660
Stage 3 [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Ending balance	285,510
Expected credit losses allowances, Ending balance	159,066
Stage 3 [Member] | Collective [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	321,719
Assets before allowances increase (decrease) transfers to stage 3	33,161
Assets before allowances increase (decrease) transfers to stage 3	19,327
Assets before allowances increase (decrease) transfers to stage 1
Assets before allowances increase (decrease) transfers to stage 2	(17,988)
Assets before allowances increase (decrease) transfers to stage 1	(37)
Net changes on financial assets	76,398
Writte-off	(115,933)
Foreign Exchange adjustments	(31,137)
Gross carrying amount, Ending balance	285,510
Expected credit losses allowances, Beginning balance	170,090
Expected credit losses allowances increase (decrease) transfers to stage 2
Expected credit losses allowances increase (decrease) transfers to stage 3	16,311
Expected credit losses allowances increase (decrease) transfers to stage 3	10,721
Expected credit losses allowances increase (decrease) transfers to stage 1
Expected credit losses allowances increase (decrease) transfers to stage 2	(9,107)
Expected credit losses allowances increase (decrease) transfers to stage 1	(18)
Net changes of the exposure and modifications in the credit risk	42,194
Writte-off	(64,506)
Foreign Exchange adjustments	(6,619)
Expected credit losses allowances, Ending balance	$ 159,066